Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

07082248

November 7, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CEITNS 001-31369

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CIT Group Inc., Equity Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 5, 2007. Tentative listing date – November 9, 2007.

Sincerely,

Paras Madho

END